Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Item 402(v) of SEC Regulation S-K, the following table, footnotes and discussion provide “Pay versus Performance” regarding the relationship between executive compensation actually paid, or CAP, as calculated under the applicable SEC rules, for the last two (2) fiscal years. As required by SEC rules, as it applies to smaller reporting companies, the table presented below discloses CAP for (i) our principal executive officer, or PEO, and (ii) our named executive officers, or NEOs, other than the PEO, or the non-PEO NEOs, on an average basis. The information provided below was not considered by our compensation committee in structuring or determining compensation for our NEOs.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Year-end value of $100 invested in LONA on 12/31/2023 ($)(5)	Net Income (Loss) ($, in millions)(6)
2025	1,423,814	1,954,031	770,805	886,859	31	(106)
2024	3,175,009	1,153,337	1,433,340	531,861	24	(97)
(1)
Mark Litton, Ph.D., our president and chief executive officer, was the PEO for 2024 and 2025.
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	Mark Litton ($)		Average Non-PEO NEOs ($)		Mark Litton ($)		Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	1,423,814		770,805		3,175,009		1,433,340
Total Adjustments for Pension	-	-	-	-	-	-	-
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(601,854)		(186,096)		(2,129,612)		(702,663)
Year-end fair value of unvested awards granted in the current year	1,354,529		399,819		540,619		91,567
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(31,750)		(7,766)		(567,052)		(109,767)
Fair values at vest date for awards granted and vested in current year	19,286		5,699		298,686		99,407
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(209,994)		(95,602)		(164,313)		(37,934)
Forfeitures during current year equal to prior year-end fair value	-		-		-		(242,089)
Total Adjustments for Equity Awards	530,216		116,054		(2,021,673)		(901,479)
Compensation Actually Paid (as calculated)	1,954,031		886,859		1,153,337		531,861
(3)
The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
•
Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date.
•
Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
•
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
•
Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
•
Represents annual dividend yield on each vest/FYE date.
(4)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:
•
2025: Javier San Martin and Mark Worthington
•
2024: Kevin Church, Mark Worthington, Andrew Gengos and Rachel Lenington
(5)
Total shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on December 31, 2023. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Mark Litton, Ph.D., our president and chief executive officer, was the PEO for 2024 and 2025.
(4)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:
•
2025: Javier San Martin and Mark Worthington
•
2024: Kevin Church, Mark Worthington, Andrew Gengos and Rachel Lenington

PEO Total Compensation Amount	$ 1,423,814	$ 3,175,009
PEO Actually Paid Compensation Amount	$ 1,954,031	1,153,337
Adjustment To PEO Compensation, Footnote
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	Mark Litton ($)		Average Non-PEO NEOs ($)		Mark Litton ($)		Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	1,423,814		770,805		3,175,009		1,433,340
Total Adjustments for Pension	-	-	-	-	-	-	-
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(601,854)		(186,096)		(2,129,612)		(702,663)
Year-end fair value of unvested awards granted in the current year	1,354,529		399,819		540,619		91,567
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(31,750)		(7,766)		(567,052)		(109,767)
Fair values at vest date for awards granted and vested in current year	19,286		5,699		298,686		99,407
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(209,994)		(95,602)		(164,313)		(37,934)
Forfeitures during current year equal to prior year-end fair value	-		-		-		(242,089)
Total Adjustments for Equity Awards	530,216		116,054		(2,021,673)		(901,479)
Compensation Actually Paid (as calculated)	1,954,031		886,859		1,153,337		531,861

Non-PEO NEO Average Total Compensation Amount	$ 770,805	1,433,340
Non-PEO NEO Average Compensation Actually Paid Amount	$ 886,859	531,861
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	Mark Litton ($)		Average Non-PEO NEOs ($)		Mark Litton ($)		Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	1,423,814		770,805		3,175,009		1,433,340
Total Adjustments for Pension	-	-	-	-	-	-	-
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(601,854)		(186,096)		(2,129,612)		(702,663)
Year-end fair value of unvested awards granted in the current year	1,354,529		399,819		540,619		91,567
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(31,750)		(7,766)		(567,052)		(109,767)
Fair values at vest date for awards granted and vested in current year	19,286		5,699		298,686		99,407
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(209,994)		(95,602)		(164,313)		(37,934)
Forfeitures during current year equal to prior year-end fair value	-		-		-		(242,089)
Total Adjustments for Equity Awards	530,216		116,054		(2,021,673)		(901,479)
Compensation Actually Paid (as calculated)	1,954,031		886,859		1,153,337		531,861

Equity Valuation Assumption Difference, Footnote
(3)
The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
•
Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date.
•
Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
•
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
•
Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
•
Represents annual dividend yield on each vest/FYE date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 31,000	24,000
Net Income (Loss)	$ (106,000,000)	$ (97,000,000)
PEO Name	Mark Litton	Mark Litton
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 530,216	$ (2,021,673)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(601,854)	(2,129,612)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,354,529	540,619
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,750)	(567,052)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,286	298,686
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209,994)	(164,313)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,054	(901,479)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,096)	(702,663)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,819	91,567
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,766)	(109,767)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,699	99,407
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (95,602)	(37,934)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (242,089)